(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets [Member]
Statement Line Items [Line Items]
Current	R$ 4,539,476	R$ 3,984,991
Allowance for doubtful accounts	(238,193)	(219,098)
Total	4,301,283	3,765,893
Current Assets [Member] | Billed [Member]
Statement Line Items [Line Items]
Current	2,335,653	1,998,754
Current Assets [Member] | Unbilled [Member]
Statement Line Items [Line Items]
Current	1,008,486	1,095,188
Current Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Current	229,840	170,982
Current Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Current	413,067	289,761
Current Assets [Member] | Concessionaires and licensees [Member]
Statement Line Items [Line Items]
Current	516,419	390,333
Current Assets [Member] | Others [Member]
Statement Line Items [Line Items]
Current	36,011	39,974
Current Assets [Member] | Residential [Member]
Statement Line Items [Line Items]
Current	1,113,604	932,380
Current Assets [Member] | Industrial [Member]
Statement Line Items [Line Items]
Current	483,630	386,826
Current Assets [Member] | Commercial [Member]
Statement Line Items [Line Items]
Current	382,470	317,111
Current Assets [Member] | Rural [Member]
Statement Line Items [Line Items]
Current	98,663	97,444
Current Assets [Member] | Public administration [Member]
Statement Line Items [Line Items]
Current	88,910	94,348
Current Assets [Member] | Public lighting [Member]
Statement Line Items [Line Items]
Current	67,533	73,142
Current Assets [Member] | Public utilities [Member]
Statement Line Items [Line Items]
Current	100,843	97,503
NonCurrent Assets [Member]
Statement Line Items [Line Items]
Noncurrent	265,221	245,612
Allowance for doubtful accounts	(28,683)	(42,427)
Total	236,539	203,185
NonCurrent Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Noncurrent	217,944	198,875
NonCurrent Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Noncurrent	41,301	41,301
NonCurrent Assets [Member] | Free Energy [Member]
Statement Line Items [Line Items]
Noncurrent	5,976	R$ 5,436
Current [Member] | Current Assets [Member]
Statement Line Items [Line Items]
Current	3,372,325
Current [Member] | Current Assets [Member] | Billed [Member]
Statement Line Items [Line Items]
Current	1,468,483
Current [Member] | Current Assets [Member] | Unbilled [Member]
Statement Line Items [Line Items]
Current	1,008,486
Current [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Current	169,171
Current [Member] | Current Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Current	182,128
Current [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
Statement Line Items [Line Items]
Current	508,046
Current [Member] | Current Assets [Member] | Others [Member]
Statement Line Items [Line Items]
Current	36,011
Current [Member] | Current Assets [Member] | Residential [Member]
Statement Line Items [Line Items]
Current	602,525
Current [Member] | Current Assets [Member] | Industrial [Member]
Statement Line Items [Line Items]
Current	322,250
Current [Member] | Current Assets [Member] | Commercial [Member]
Statement Line Items [Line Items]
Current	254,605
Current [Member] | Current Assets [Member] | Rural [Member]
Statement Line Items [Line Items]
Current	74,136
Current [Member] | Current Assets [Member] | Public administration [Member]
Statement Line Items [Line Items]
Current	69,333
Current [Member] | Current Assets [Member] | Public lighting [Member]
Statement Line Items [Line Items]
Current	58,475
Current [Member] | Current Assets [Member] | Public utilities [Member]
Statement Line Items [Line Items]
Current	87,159
Current [Member] | NonCurrent Assets [Member]
Statement Line Items [Line Items]
Noncurrent	265,221
Current [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Noncurrent	217,944
Current [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Noncurrent	41,301
Current [Member] | NonCurrent Assets [Member] | Free Energy [Member]
Statement Line Items [Line Items]
Noncurrent	5,976
Past due until 90 days [Member] | Current Assets [Member]
Statement Line Items [Line Items]
Current	921,397
Past due until 90 days [Member] | Current Assets [Member] | Billed [Member]
Statement Line Items [Line Items]
Current	670,303
Past due until 90 days [Member] | Current Assets [Member] | Unbilled [Member]
Statement Line Items [Line Items]
Current	0
Past due until 90 days [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Current	20,784
Past due until 90 days [Member] | Current Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Current	229,887
Past due until 90 days [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
Statement Line Items [Line Items]
Current	423
Past due until 90 days [Member] | Current Assets [Member] | Others [Member]
Statement Line Items [Line Items]
Current	0
Past due until 90 days [Member] | Current Assets [Member] | Residential [Member]
Statement Line Items [Line Items]
Current	457,273
Past due until 90 days [Member] | Current Assets [Member] | Industrial [Member]
Statement Line Items [Line Items]
Current	77,148
Past due until 90 days [Member] | Current Assets [Member] | Commercial [Member]
Statement Line Items [Line Items]
Current	86,290
Past due until 90 days [Member] | Current Assets [Member] | Rural [Member]
Statement Line Items [Line Items]
Current	18,409
Past due until 90 days [Member] | Current Assets [Member] | Public administration [Member]
Statement Line Items [Line Items]
Current	15,638
Past due until 90 days [Member] | Current Assets [Member] | Public lighting [Member]
Statement Line Items [Line Items]
Current	6,573
Past due until 90 days [Member] | Current Assets [Member] | Public utilities [Member]
Statement Line Items [Line Items]
Current	8,972
Past due until 90 days [Member] | NonCurrent Assets [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until 90 days [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until 90 days [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until 90 days [Member] | NonCurrent Assets [Member] | Free Energy [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | Current Assets [Member]
Statement Line Items [Line Items]
Current	245,752
Past due until > 90 days [Member] | Current Assets [Member] | Billed [Member]
Statement Line Items [Line Items]
Current	196,865
Past due until > 90 days [Member] | Current Assets [Member] | Unbilled [Member]
Statement Line Items [Line Items]
Current	0
Past due until > 90 days [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Current	39,885
Past due until > 90 days [Member] | Current Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Current	1,052
Past due until > 90 days [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
Statement Line Items [Line Items]
Current	7,950
Past due until > 90 days [Member] | Current Assets [Member] | Others [Member]
Statement Line Items [Line Items]
Current	0
Past due until > 90 days [Member] | Current Assets [Member] | Residential [Member]
Statement Line Items [Line Items]
Current	53,805
Past due until > 90 days [Member] | Current Assets [Member] | Industrial [Member]
Statement Line Items [Line Items]
Current	84,232
Past due until > 90 days [Member] | Current Assets [Member] | Commercial [Member]
Statement Line Items [Line Items]
Current	41,574
Past due until > 90 days [Member] | Current Assets [Member] | Rural [Member]
Statement Line Items [Line Items]
Current	6,117
Past due until > 90 days [Member] | Current Assets [Member] | Public administration [Member]
Statement Line Items [Line Items]
Current	3,939
Past due until > 90 days [Member] | Current Assets [Member] | Public lighting [Member]
Statement Line Items [Line Items]
Current	2,485
Past due until > 90 days [Member] | Current Assets [Member] | Public utilities [Member]
Statement Line Items [Line Items]
Current	4,713
Past due until > 90 days [Member] | NonCurrent Assets [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
Statement Line Items [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | Free Energy [Member]
Statement Line Items [Line Items]
Noncurrent	R$ 0